Income Taxes - Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of beginning and ending amount of gross unrecognized tax benefits
Balance at January 1,	$ 6.2	$ 6.2	$ 0.0
Additions based on tax positions of prior years	0.0	0.0	6.2
Balance at December 31,	$ 6.2	$ 6.2	$ 6.2